Earnings per $0.25 Ordinary Share	12 Months Ended
Dec. 31, 2020
Earnings per $0.25 Ordinary Share
Earnings per $0.25 Ordinary Share

5 Earnings per $0.25 Ordinary Share

	2020	2019	2018
Profit for the year attributable to equity holders ($m)	3,196	1,335	2,155
Basic earnings per Ordinary Share	$2.44	$1.03	$1.70
Diluted earnings per Ordinary Share	$2.44	$1.03	$1.70
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,312	1,301	1,267
Dilutive impact of share options outstanding (millions)	1	–	–
Diluted weighted average number of Ordinary Shares in issue (millions)	1,313	1,301	1,267

The earnings figures used in the calculations above are post-tax.